SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL

	As of December 31,
	2022		2021
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.024 each
	50,000,000	1,200	50,000,000	1,200

	As of December 31,
	2022			2021
	Number	RMB		Number	RMB
	of shares	‘000		of shares	‘000
Issued:	8,057,847	1,288		5,976,098	943
Outstanding and fully paid:
Ordinary shares of US$0.024 each
At January 1	5,976,098	943		3,674,370	591
Issuance of new shares for equity financing	1,666,667	276		1,502,110	230
Warrants exercised into shares	-	-		685,339	105
Equity compensation	415,082	69		114,279	17
At December 31	8,057,847	1,288	(2)	5,976,098	943	(1)

(1)	Equivalent to US$143,000
(2)	Equivalent to US$193,000

SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION

Grant date	December 18, 2019
Share price at date of grant (pre-reverse split)	US$	0.68
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse split)	US$	0.82 & 0.9375
Volatility		141%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		1.74%
Average fair value at grant date	US$	0.598

Grant date (investors and placement agent, respectively)	May 27 and May 25, 2020
Share price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.59 & 0.64
Exercise price at date of grant (investors and placement agent, respectively) (pre-reverse stock split)	US$	0.79 & 0.85
Volatility		100%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.34%
Average fair value at grant date	US$	0.416

Grant date (investors and placement agent, respectively)	February 17, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	4.45
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.57 & 4.46
Volatility		107%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.57%
Average fair value at grant date	US$	3.54

Grant date (investors and placement agent, respectively)	June 14, 2021
Share price at date of grant (investors and placement agent, respectively)	US$	3.15
Exercise price at date of grant (investors and placement agent, respectively)	US$	3.42 & 4.35
Volatility		115%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		0.80%
Average fair value at grant date	US$	2.50

Grant date (investors and placement agent, respectively)	October 4, 2022
Share price at date of grant (investors and placement agent, respectively)	US$	0.58
Exercise price at date of grant (investors and placement agent, respectively)	US$	0.82 & 0.75
Volatility		104%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		3.96%
Average fair value at grant date	US$	0.43

SCHEDULE OF SUMMARY OF THE WARRANT ACTIVITY

			Weighted
			Average
			Remaining
		Average	Contractual
	Number of	Exercise	Term in
	Warrants	Price	Years
Outstanding at January 1, 2021	980,894	$1.21	3.85
Exercisable at January 1, 2021	980,894	$1.21	3.85
Granted	1,652,322	3.56	5.00
Exercised	700,516	2.43	—
Forfeited	—	—	—
Expired	64,286	18.72	—
Outstanding at December 31, 2021	1,868,414	3.50	4.14
Exercisable at December 31, 2021	1,868,414	3.50	4.14
Granted	1,833,334	0.81	5.00
Exercised	—	—	—
Forfeited	—	—	—
Expired	—	—	—
Outstanding at December 31, 2022	3,701,748	$2.17	4.02
Exercisable at December 31, 2022	3,701,748	$2.17	4.02